LEASING - Schedule of Right-of-Use Assets Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Land and buildings
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	$ 3.8	$ 4.8
Balance as of 31 December	5.5	3.8	$ 4.8
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	0.9	0.2
Balance as of 31 December	0.8	0.9	0.2
Cost: | Land and buildings
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	12.0	10.9	11.7
Exchange rate adjustments	(0.2)	(0.3)	(0.1)
Additions	4.4	0.3	0.1
Additions from business combinations		1.1
Disposals	1.6	0.0	0.8
Balance as of 31 December	14.6	12.0	10.9	$ 11.7
Cost: | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	1.3	0.7	0.6
Exchange rate adjustments	0.1	0.0	0.0
Additions	0.1	0.1		0.2
Additions from business combinations		0.9
Disposals	0.0	0.4		0.1
Balance as of 31 December	1.5	1.3	0.7	0.6
Depreciation: | Land and buildings
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	(8.2)	(6.1)	(4.6)
Exchange rate adjustments	0.0	(0.2)
Disposals	(1.6)	0.0		(0.8)
Depreciation for the year	2.5	2.3	(2.3)
Balance as of 31 December	(9.1)	(8.2)	(6.1)	(4.6)
Depreciation: | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	(0.4)	(0.5)	(0.4)
Exchange rate adjustments	(0.1)	0.0
Disposals	0.0	(0.3)		(0.1)
Depreciation for the year	0.4	0.2	(0.2)
Balance as of 31 December	$ (0.7)	$ (0.4)	$ (0.5)	$ (0.4)